Nature of Business and Significant Accounting Policies (Details)									3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2018 USD ($)	Jun. 27, 2018 USD ($) shares	Feb. 28, 2018 USD ($)	Feb. 05, 2018 USD ($)	Dec. 04, 2017 USD ($)	Apr. 29, 2015 shares	Dec. 10, 2014 shares	Nov. 12, 2014 shares	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Nov. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	Oct. 31, 2018 USD ($)	May 31, 2016 USD ($)
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Number of Subsidiaries		3
Stockholders' Equity Note, Stock Split, Conversion Ratio							0.625
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions			10.00%	10.00%
Notes, Loans and Financing Receivable, Gross, Current															$ 5,000,000
Note Receivable, Interest Rate															6.00%
Cash and Cash Equivalents, at Carrying Value									$ 4,872,048	$ 259,189	$ 4,872,048	$ 259,189	$ 52,964	$ 78,310		$ 88,244
Number of Reportable Segments											2
Advertising Expense									$ 48,284	$ 0	$ 175,676	$ 0	$ 0	$ 0
Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Number of Subsidiaries					3
Payments to Acquire Businesses, Gross											2,050,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares		22,058,823
Liabilities Assumed		$ 204,457
Reverse Merger with CLS Labs [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares						15,000,000
Deposit [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross					$ 250,000
Additional Payments [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross			$ 1,800,000	$ 1,800,000	$ 1,800,000
Oasis LLCs [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross	$ 6,200,000	$ 5,995,543	$ 6,200,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	90.00%	90.00%	90.00%
Debt Instrument, Face Amount	$ 4,000,000	$ 4,000,000	$ 4,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares		22,058,823
Original Contemplated Transaction Payment [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 6,200,000
Original Contemplated Transaction Payment [Member] | Oasis LLCs [Member] | Oasis Acquisition [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Payments to Acquire Businesses, Gross		$ 6,200,000
Accounting Standards Update 2017-11 [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification											$ 1,265,751
Shares of CLS Holdings USA, Inc. [Member] | CLS Labs, Inc. [Member]
Nature of Business and Significant Accounting Policies (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions (in Shares) | shares							6,250,000	10,000,000